Intangibles, net (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 7,303	$ 137,131	$ 367,286		$ 43,660